Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0001168165
Registrant Name	CONSTELLATION ENERGY GENERATION LLC
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES